Mining royalties	12 Months Ended
Dec. 31, 2025
Mining royalties
Mining royalties

23.Mining royalties

This caption is made up as follows:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Sindicato Minero de Orcopampa S.A., note 30(b)	15,425	15,831	12,832
Royalties paid to the Peruvian State	3,127	4,115	6,007
	18,552	19,946	18,839

See related accounting policies in Note 2.4(s).